Income Tax Benefit (Expense) - Schedule of Reconciliation of Effective Tax Rate (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Income tax benefit using the Company's domestic tax rate, percentage									15.00%	14.99%	15.00%
Effect of tax rates in foreign jurisdictions, percentage									2.84%	13.19%	13.90%
Non deductible expenses, percentage									9.52%	1.39%	0.81%
Tax exempt income, percentage									0.09%	0.42%	0.28%
Reduction in tax rate, percentage									0.05%
Utilization of previously unrecognised tax losses, percentage									0.04%	0.02%	0.30%
Utilization of previously recognized tax losses, percentage									0.02%
Current year losses for which no deferred tax asset was recognized, percentage									5.21%	23.03%	29.00%
Change in unrecognised temporary differences, percentage									3.28%	3.79%	0.28%
Others, percentage									0.00%	0.02%	0.00%
Loss for the year	$ (338,611)	$ (29,511)	$ (36,803)	$ (42,592)	$ (40,393)	$ (29,294)	$ (46,965)	$ (51,231)	$ (447,517)	$ (167,883)	$ (220,240)
Income tax benefit (expense)									29	740	(91)
Loss before tax	$ (338,726)	$ (29,599)	$ (36,597)	$ (42,624)	$ (40,939)	$ (29,493)	$ (46,995)	$ (51,196)	(447,546)	(168,623)	(220,149)
Income tax benefit using the Company's domestic tax rate									67,130	25,285	33,020
Effect of tax rates in foreign jurisdictions									12,702	22,238	30,611
Non deductible expenses									(42,601)	(2,338)	(1,781)
Tax exempt income									383	709	622
Reduction in tax rate									227
Utilization of previously unrecognised tax losses									159	29	655
Utilization of previously recognized tax losses									75
Current year losses for which no deferred tax asset was recognized									(23,338)	(38,830)	(63,833)
Change in unrecognised temporary differences									(14,700)	(6,385)	620
Others									(8)	32	(5)
Total									$ 29	$ 740	$ (91)